Fair Values of Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit	$ 498	$ 495
Other guarantees carrying value	241	245
Mortgage loans held for sale measured at fair value, net gain (loss)	$ (450)	$ (145)	$ 362
Minimum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	0.00%
Maximum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	1867.00%
Weighted Average [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	2.00%